SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	$ 113,794	$ 84,556	$ 77,973
Revenues internal	0	0	0
Cost of revenues	91,326	68,628	66,703
Gross profit	22,468	15,928	11,270
Research and development	715	479	517
Selling and marketing	5,523	5,629	5,147
General and administrative	10,588	9,970	8,354
Other expenses (income)	(433)	(90)	(468)
Restructuring Charges	0	1,715	1,755
Operating income (loss)	6,075	(1,775)	(4,035)
Financial expense, net	(1,330)	127	540
Profit (loss) before taxes on income	4,745	(1,648)	(4,575)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	27,555	21,844	25,977
Revenues internal		0	0
Cost of revenues	20,193	18,778	24,044
Gross profit	7,362	3,066	1,933
Research and development	159	193	122
Selling and marketing	1,618	1,936	2,040
General and administrative	2,772	3,226	3,128
Other expenses (income)	9	(1,566)	(913)
Restructuring Charges		975	1,338
Operating income (loss)	2,804	(1,698)	(3,782)
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	28,625	21,063	14,930
Revenues internal	4,370	3,733	3,916
Cost of revenues	30,176	20,750	16,922
Gross profit	2,819	4,046	1,924
Research and development	177	54	80
Selling and marketing	1,539	926	1,015
General and administrative	3,436	2,462	1,855
Other expenses (income)	(3)	(52)	0
Restructuring Charges		618	386
Operating income (loss)	(2,330)	(38)	(1,412)
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	50,760	35,879	33,232
Revenues internal		0	0
Cost of revenues	41,788	28,890	26,444
Gross profit	8,972	6,989	6,788
Research and development	268	286	202
Selling and marketing	2,040	2,383	1,961
General and administrative	3,555	3,686	3,004
Other expenses (income)	(439)	(18)	(432)
Restructuring Charges		0	0
Operating income (loss)	3,548	652	2,053
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	6,854	5,770	3,834
Revenues internal		0	0
Cost of revenues	4,110	3,495	2,978
Gross profit	2,744	2,275	856
Research and development	111	19	160
Selling and marketing	326	330	220
General and administrative	825	594	558
Other expenses (income)	(423)	0	(19)
Restructuring Charges		122	31
Operating income (loss)	1,905	1,210	(94)
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external		0	0
Revenues internal	(4,370)	(3,733)	(3,916)
Cost of revenues	(4,941)	(3,285)	(3,685)
Gross profit	571	(448)	(231)
Research and development		(74)	(47)
Selling and marketing		(54)	(89)
General and administrative		(2)	(191)
Other expenses (income)	423	1,547	896
Restructuring Charges		0	0
Operating income (loss)	$ 148	$ (1,977)	$ (800)